UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II
Income Builder Portfolio
Income Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Funds II, 800 Scudders Mill Road,         Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2009

Date of reporting period: 08/01/2008 – 10/31/2008

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2008 (Unaudited)	Income Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 1.9%
Energy & Utilities — 0.4%
Woodside Petroleum Ltd.	335	$9,465

Manufacturing — 0.2%
Wesfarmers Ltd.	297	4,268

Metal & Mining — 1.3%
Alumina Ltd.	1,100	1,566
BHP Billiton Ltd.	660	12,679
BlueScope Steel Ltd.	1,900	5,588
Rio Tinto Ltd.	140	7,243

		27,076

Total Australia		40,809

Canada — 2.8%
Banks — 1.6%
Bank of Montreal	265	9,459
Bank of Nova Scotia	325	10,837
Toronto-Dominion Bank	300	14,167

		34,463

Energy & Utilities — 0.7%
Enbridge, Inc.	435	15,107

Metal & Mining — 0.0%
Teck Cominco Ltd. - Class B	74	732

Telecommunications — 0.5%
Manitoba Telecom Services, Inc.	150	5,300
TELUS Corp.	130	4,239

		9,539

Total Canada		59,841

China — 0.0%
Metal & Mining — 0.0%
Aluminum Corp. of China Ltd. - ADR	75	704

France — 1.0%
Entertainment & Leisure — 0.2%
Vivendi Universal SA	150	3,921

Oil & Gas — 0.8%
Total SA - ADR	300	16,632

Total France		20,553

Germany — 0.1%
Chemicals — 0.1%
BASF SE	80	2,641

Netherlands — 1.0%
Energy & Utilities — 1.0%
Royal Dutch Shell Plc - Class A	800	22,174

Common Stocks	Shares	Value
Norway — 0.1%
Transportation — 0.1%
Stolt-Nielsen SA	230	$2,378

United Kingdom — 1.3%
Banks — 0.1%
Standard Chartered Plc	200	3,305

Beverages & Bottling — 0.6%
Diageo Plc	800	12,208

Telecommunications — 0.4%
Vodafone Group Plc - ADR	400	7,708

Tobacco — 0.2%
British American Tobacco Plc	160	4,389

Total United Kingdom		27,610

United States — 27.6%
Aerospace — 1.1%
Northrop Grumman Corp.	80	3,751
Raytheon Co.	280	14,311
United Technologies Corp.	80	4,397

		22,459

Banks — 5.0%
Bank of America Corp.	1,100	26,587
Citigroup, Inc.	1,300	17,745
JPMorgan Chase & Co.	800	33,000
U.S. Bancorp	550	16,396
Wells Fargo & Co.	400	13,620

		107,348

Broadcasting — 0.2%
CBS Corp. - Class B	500	4,855

Chemicals — 1.4%
The Dow Chemical Co.	150	4,000
E.I. du Pont de Nemours & Co.	220	7,040
Olin Corp.	600	10,896
Rohm and Haas Co.	100	7,035

		28,971

Computer & Office Equipment — 0.3%
Hewlett-Packard Co.	70	2,680
International Business Machines Corp.	50	4,648

		7,328

Computer Software & Services — 0.2%
Microsoft Corp.	200	4,466

Electronics — 0.4%
Intel Corp.	500	8,000

Energy & Utilities — 4.3%
American Electric Power Co., Inc.	140	4,568

Portfolios Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list on the right.	ADR	American Depository Receipt

OCTOBER 31, 2008	1

Schedule of Investments (continued)	Income Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
Energy & Utilities (concluded)
American Water Works Co., Inc.(a)	200	$4,056
Consolidated Edison, Inc.	200	8,664
Dominion Resources, Inc.	150	5,442
DTE Energy Co.	100	3,530
Duke Energy Corp.	700	11,466
Equitable Resources, Inc.	200	6,942
Exelon Corp.	100	5,424
FPL Group, Inc.	100	4,724
Northeast Utilities, Inc.	100	2,256
PG&E Corp.	100	3,667
PPL Corp.	200	6,564
Public Service Enterprise Group, Inc.	140	3,941
Southern Co.	500	17,170
Wisconsin Energy Corp.	70	3,045

		91,459

Food & Agriculture — 1.0%
H.J. Heinz Co.	300	13,146
Kraft Foods, Inc. - Class A	300	8,742

		21,888

Insurance — 0.7%
The Allstate Corp.	200	5,278
Lincoln National Corp.	270	4,655
Travelers Companies, Inc.	100	4,255

		14,188

Machinery & Heavy Equipment — 0.6%
Caterpillar, Inc.	220	8,397
Deere & Co.	100	3,856

		12,253

Manufacturing — 1.8%
3M Co.	90	5,787
The Clorox Co.	100	6,081
General Electric Co.	950	18,535
Nucor Corp.	100	4,051
Reynolds American, Inc.	100	4,896

		39,350

Medical & Medical Services — 0.1%
Brookdale Senior Living, Inc.	350	3,017

Medical Instruments & Supplies — 0.1%
Johnson & Johnson	40	2,454

Metal & Mining — 0.3%
Southern Copper Corp.	390	5,678

Miscellaneous — 0.3%
Eagle Bulk Shipping, Inc.	600	5,982

Oil & Gas — 1.6%
AGL Resources, Inc.	180	5,472
Chevron Corp.	230	17,158
Diamond Offshore Drilling, Inc.	100	8,880
Praxair, Inc.	30	1,954

		33,464
Paper & Forest Products — 0.8%
International Paper Co.	200	3,444
MeadWestvaco Corp.	300	4,209
Weyerhaeuser Co.	240	9,173

		16,826

Common Stocks	Shares	Value
United States (concluded)
Paper & Paper Products — 0.2%
Temple-Inland, Inc.	650	$3,854

Pharmaceuticals — 2.1%
Abbott Laboratories	100	5,515
Bristol-Myers Squibb Co.	830	17,057
Pfizer, Inc.	900	15,939
Wyeth	230	7,401

		45,912

Restaurants — 0.3%
McDonald’s Corp.	100	5,793

Semiconductors & Related Devices — 0.3%
Microchip Technology, Inc.	270	6,650

Soaps & Cosmetics — 0.3%
Kimberly-Clark Corp.	100	6,129

Telecommunications — 2.7%
AT&T, Inc.	900	24,093
Frontier Communications Corp.	800	6,088
Qwest Communications International, Inc.	2,100	6,006
Verizon Communications, Inc.	700	20,769

		56,956

Tobacco — 1.5%
Altria Group, Inc.	300	5,757
Philip Morris International, Inc.	440	19,127
UST, Inc.	120	8,111

		32,995

Total United States		588,275

Total Long-Term Investments (Cost — $1,058,128) — 35.8%		764,985

Affiliated Mutual Funds(b)
Fixed Income Funds
BlackRock High Yield Bond Portfolio	77,649	429,399
BlackRock International Bond Portfolio	6,470	69,483
BlackRock Low Duration Bond Portfolio	70,097	637,177

Total Fixed Income Funds (Cost — $1,308,846) — 53.2%		1,136,059

Short-Term Investment
BlackRock TempFund 2.66%(c) (Cost — $238,486) — 11.2%	238,486	238,486

Total Affiliated Mutual Funds (Cost — $1,547,332) — 64.4%		1,374,545

Total Investments (Cost — $2,605,460*) — 100.2%		2,139,530
Liabilities in Excess of Other Assets — (0.2)%		(4,595)

Net Assets — 100.0%		$2,134,935

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,606,040

Gross unrealized appreciation	$6,668
Gross unrealized depreciation	(473,178)

Net unrealized depreciation	$(466,510)

2	OCTOBER 31, 2008

Schedule of Investments (concluded)	Income Portfolio

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sales Cost	Realized Gain (Loss)	Income
BlackRock GNMA Portfolio	$8,625		$252,337	$3,439	$1,249
BlackRock High Yield Bond Portfolio	$62,988		$44,195	$(2,306)	$12,029
BlackRock International Bond Portfolio	$75,459		$1,745	$(32)	$388
BlackRock Low Duration Bond Portfolio	$298,471		$27,178	$(1,174)	$6,297
BlackRock TempFund	$62,595	**	—	—	$1,175

**	Represents net purchase cost.

(c)	Represents current yield as of report date.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Level 1	$2,047,705
Level 2	91,825
Level 3	—

Total	$2,139,530

OCTOBER 31, 2008	3

Schedule of Investments October 31, 2008 (Unaudited)	Income Builder Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 2.9%
Energy & Utilities — 0.6%
Woodside Petroleum Ltd.	235	$6,640

Manufacturing — 0.2%
Wesfarmers Ltd.	197	2,831

Metal & Mining — 2.1%
Alumina Ltd.	1,100	1,566
BHP Billiton Ltd.	460	8,837
BlueScope Steel Ltd.	1,900	5,588
Rio Tinto Ltd.	140	7,243

		23,234

Total Australia		32,705

Canada — 4.6%
Banks — 2.4%
Bank of Montreal	265	9,458
Bank of Nova Scotia	225	7,503
Toronto-Dominion Bank	200	9,445

		26,406

Energy & Utilities — 1.3%
Enbridge, Inc.	435	15,107

Metal & Mining — 0.1%
Teck Cominco Ltd. - Class B	74	732

Telecommunications — 0.8%
Manitoba Telecom Services, Inc.	150	5,300
TELUS Corp.	130	4,239

		9,539

Total Canada		51,784

China — 0.1%
Metal & Mining — 0.1%
Aluminum Corp. of China Ltd. - ADR	75	704

France — 1.9%
Entertainment & Leisure — 0.4%
Vivendi Universal SA	150	3,921

Oil & Gas — 1.5%
Total SA - ADR	300	16,632

Total France		20,553

Germany — 0.2%
Chemicals — 0.2%
BASF SE	80	2,641

Netherlands — 1.5%
Energy & Utilities — 1.5%
Royal Dutch Shell Plc - Class A	600	16,630

Norway — 0.1%
Transportation — 0.1%
Stolt-Nielsen SA	130	1,344

United Kingdom — 2.0%
Banks — 0.3%
Standard Chartered Plc	200	3,305

Beverages & Bottling — 0.8%
Diageo Plc	600	9,156

Telecommunications — 0.5%
Vodafone Group Plc - ADR	300	5,781

Common Stocks	Shares	Value
United Kingdom (concluded)
Tobacco — 0.4%
British American Tobacco Plc	160	$4,389

Total United Kingdom		22,631

United States — 46.8%
Aerospace — 1.6%
Northrop Grumman Corp.	80	3,751
Raytheon Co.	180	9,200
United Technologies Corp.	80	4,397

		17,348

Banks — 9.0%
Bank of America Corp.	1,100	26,587
Citigroup, Inc.	1,300	17,745
JPMorgan Chase & Co.	800	33,000
U.S. Bancorp	450	13,415
Wells Fargo & Co.	300	10,215

		100,962

Broadcasting — 0.4%
CBS Corp. - Class B	500	4,855

Chemicals — 2.3%
The Dow Chemical Co.	150	4,000
E.I. du Pont de Nemours & Co.	220	7,040
Olin Corp.	400	7,264
Rohm and Haas Co.	100	7,035

		25,339

Computer & Office Equipment — 0.7%
Hewlett-Packard Co.	70	2,680
International Business Machines Corp.	50	4,648

		7,328

Computer Software & Services — 0.4%
Microsoft Corp.	200	4,466

Electronics — 0.7%
Intel Corp.	500	8,000

Energy & Utilities — 7.9%
American Electric Power Co., Inc.	140	4,568
American Water Works Co., Inc.(a)	200	4,056
Consolidated Edison, Inc.	200	8,664
Dominion Resources, Inc.	150	5,442
DTE Energy Co.	100	3,530
Duke Energy Corp.	700	11,466
Equitable Resources, Inc.	200	6,942
Exelon Corp.	100	5,424
FPL Group, Inc.	100	4,724
Northeast Utilities, Inc.	100	2,256
PG&E Corp.	100	3,667
PPL Corp.	200	6,564
Public Service Enterprise Group, Inc.	140	3,941
Southern Co.	400	13,736
Wisconsin Energy Corp.	70	3,045

		88,025

Food & Agriculture — 1.3%
H.J. Heinz Co.	200	8,764

4	OCTOBER 31, 2008

Schedule of Investments (continued)	Income Builder Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
Food & Agriculture (concluded)
Kraft Foods, Inc. - Class A	200	$5,828

		14,592

Insurance — 1.1%
The Allstate Corp.	200	5,278
Lincoln National Corp.	170	2,931
Travelers Companies, Inc.	100	4,255

		12,464

Machinery & Heavy Equipment — 1.1%
Caterpillar, Inc.	220	8,397
Deere & Co.	100	3,856

		12,253

Manufacturing — 3.0%
3M Co.	90	5,788
The Clorox Co.	100	6,081
General Electric Co.	650	12,682
Nucor Corp.	100	4,051
Reynolds American, Inc.	100	4,896

		33,498

Medical & Medical Services — 0.2%
Brookdale Senior Living, Inc.	250	2,155

Medical Instruments & Supplies — 0.2%
Johnson & Johnson	40	2,454

Metal & Mining — 0.5%
Southern Copper Corp.	390	5,678

Miscellaneous — 0.4%
Eagle Bulk Shipping, Inc.	400	3,988

Oil & Gas — 2.3%
AGL Resources, Inc.	180	5,472
Chevron Corp.	130	9,698
Diamond Offshore Drilling, Inc.	100	8,880
Praxair, Inc.	30	1,954

		26,004

Paper & Forest Products — 1.4%
International Paper Co.	200	3,444
MeadWestvaco Corp.	200	2,806
Weyerhaeuser Co.	240	9,173

		15,423

Paper & Paper Products — 0.3%
Temple-Inland, Inc.	650	3,854

Pharmaceuticals — 3.7%
Abbott Laboratories	100	5,515
Bristol-Myers Squibb Co.	830	17,057
Pfizer, Inc.	800	14,168
Wyeth	130	4,183

		40,923

Common Stocks	Shares	Value
United States (concluded)
Restaurants — 0.5%
McDonald’s Corp.	100	$5,793

Semiconductors & Related Devices — 0.4%
Microchip Technology, Inc.	170	4,187

Soaps & Cosmetics — 0.5%
Kimberly-Clark Corp.	100	6,129

Telecommunications — 4.3%
AT&T, Inc.	900	24,093
Frontier Communications Corp.	600	4,566
Qwest Communications International, Inc.	1,600	4,576
Verizon Communications, Inc.	500	14,835

		48,070

Tobacco — 2.6%
Altria Group, Inc.	300	5,757
Philip Morris International, Inc.	340	14,780
UST, Inc.	120	8,111

		28,648

Total United States		522,436

Total Long-Term Investments (Cost — $932,279) — 60.1%		671,428

Affiliated Mutual Funds(b)
Fixed Income Funds
BlackRock High Yield Bond Portfolio	21,106	116,715
BlackRock International Bond Portfolio	1,767	18,973
BlackRock Low Duration Bond Portfolio	18,429	167,521

Total Fixed Income Funds (Cost — $352,505) — 27.2%		303,209

Short-Term Investment
BlackRock TempFund 2.66%(c) (Cost — $108,554) — 9.7%	108,554	108,554

Total Affiliated Mutual Funds (Cost — $461,059) — 36.9%		411,763

Total Investments (Cost — $1,393,338*) — 97.0%		1,083,191
Other Assets in Excess of Liabilities — 3.0%		33,183

Net Assets — 100.0%		$1,116,374

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,393,517

Gross unrealized appreciation	$6,392
Gross unrealized depreciation	(316,718)

Net unrealized depreciation	$(310,326)

OCTOBER 31, 2008	5

Schedule of Investments (concluded)	Income Builder Portfolio

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost		Realized Gain (Loss)	Income
BlackRock GNMA Portfolio	$1,848	$73,951		$998	$366
BlackRock High Yield Bond Portfolio	$8,697	$14,010		$(821)	$3,458
BlackRock International Bond Portfolio	$20,778	$611		$(10)	$111
BlackRock Low Duration Bond Portfolio	$68,843	$9,678		$(414)	$1,793
BlackRock TempFund	—	$17,398	**	—	$910

**	Represents net sale cost.

(c)	Represents current yield as of report date.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Level 1	$1,009,100
Level 2	74,091
Level 3	—

Total	$1,083,191

6	OCTOBER 31, 2008

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Funds II

Date: December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: December 19, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: December 19, 2008